Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Banks - 7.3%
Citizens Financial Group, Inc.	113,150	$ 3,436,366
Fifth Third Bancorp	147,145	3,919,943
First Citizens BancShares, Inc., Class A	3,531	3,436,016
Huntington Bancshares, Inc.	452,366	5,066,499
M&T Bank Corp.	44,504	5,321,343
Regions Financial Corp.	248,205	4,606,685

		25,786,852

Beverages - 1.5%
Constellation Brands, Inc., Class A	11,488	2,595,025
Keurig Dr. Pepper, Inc.	73,144	2,580,520

		5,175,545

Building Products - 1.9%
Carlisle Cos., Inc.	13,094	2,960,160
Fortune Brands Innovations, Inc.	62,619	3,677,614

		6,637,774

Capital Markets - 5.8%
Ameriprise Financial, Inc.	21,474	6,581,781
Northern Trust Corp.	30,692	2,704,886
Raymond James Financial, Inc.	45,227	4,218,322
State Street Corp.	57,581	4,358,306
T. Rowe Price Group, Inc.	23,093	2,607,200

		20,470,495

Chemicals - 1.5%
Celanese Corp.	14,416	1,569,758
RPM International, Inc.	42,902	3,742,771

		5,312,529

Communications Equipment - 1.3%
Motorola Solutions, Inc.	16,574	4,742,319

Construction Materials - 1.2%
Martin Marietta Materials, Inc.	12,205	4,333,507

Consumer Finance - 0.8%
Discover Financial Services	27,178	2,686,273

Consumer Staples Distribution & Retail - 1.6%
Kroger Co.	54,724	2,701,724
US Foods Holding Corp. (A)	83,313	3,077,582

		5,779,306

Containers & Packaging - 2.8%
Ball Corp.	37,298	2,055,493
Packaging Corp. of America	26,467	3,674,413
Silgan Holdings, Inc.	74,773	4,013,067

		9,742,973

Distributors - 2.2%
Genuine Parts Co.	16,839	2,817,333
LKQ Corp.	86,823	4,928,074

		7,745,407

Diversified REITs - 0.7%
WP Carey, Inc.	33,830	2,620,133

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities - 4.2%
Edison International	40,627	$ 2,867,860
Entergy Corp.	49,214	5,302,317
Xcel Energy, Inc.	99,721	6,725,184

		14,895,361

Electrical Equipment - 3.4%
Acuity Brands, Inc.	18,754	3,426,918
AMETEK, Inc.	31,224	4,537,784
Hubbell, Inc.	17,266	4,200,991

		12,165,693

Electronic Equipment, Instruments & Components - 4.3%
Amphenol Corp., Class A	50,811	4,152,275
CDW Corp.	23,987	4,674,827
Jabil, Inc.	34,040	3,000,966
Teledyne Technologies, Inc. (A)	7,159	3,202,650

		15,030,718

Entertainment - 0.9%
Take-Two Interactive Software, Inc. (A)	26,618	3,175,527

Financial Services - 2.3%
FleetCor Technologies, Inc. (A)	15,552	3,279,139
MGIC Investment Corp.	176,681	2,371,059
Voya Financial, Inc.	36,803	2,629,942

		8,280,140

Food Products - 0.7%
Post Holdings, Inc. (A)	25,956	2,332,666

Gas Utilities - 0.7%
National Fuel Gas Co.	44,723	2,582,306

Health Care Equipment & Supplies - 1.8%
Globus Medical, Inc., Class A (A)	31,107	1,761,900
Zimmer Biomet Holdings, Inc.	35,543	4,592,156

		6,354,056

Health Care Providers & Services - 5.7%
AmerisourceBergen Corp.	38,080	6,096,989
Henry Schein, Inc. (A)	66,787	5,445,812
Laboratory Corp. of America Holdings	15,502	3,556,469
Quest Diagnostics, Inc.	20,890	2,955,517
Universal Health Services, Inc., Class B	16,949	2,154,218

		20,209,005

Health Care REITs - 0.4%
Ventas, Inc.	31,608	1,370,207

Hotel & Resort REITs - 0.4%
Host Hotels & Resorts, Inc.	80,186	1,322,267

Hotels, Restaurants & Leisure - 1.4%
Darden Restaurants, Inc.	18,084	2,805,913
Expedia Group, Inc. (A)	23,517	2,281,855

		5,087,768

Transamerica Series Trust	Page 1

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 1.4%
Mohawk Industries, Inc. (A)	22,415	$ 2,246,431
Newell Brands, Inc.	208,736	2,596,676

		4,843,107

Household Products - 0.5%
Energizer Holdings, Inc.	55,681	1,932,131

Industrial REITs - 0.5%
Rexford Industrial Realty, Inc.	28,126	1,677,716

Insurance - 6.0%
Arch Capital Group Ltd. (A)	65,384	4,437,612
Globe Life, Inc.	12,690	1,396,154
Hartford Financial Services Group, Inc.	61,604	4,293,183
Loews Corp.	100,114	5,808,614
RenaissanceRe Holdings Ltd.	11,067	2,217,163
W.R. Berkley Corp.	46,715	2,908,476

		21,061,202

Interactive Media & Services - 0.9%
IAC, Inc. (A)	60,597	3,126,805

IT Services - 0.9%
GoDaddy, Inc., Class A (A)	38,890	3,022,531

Machinery - 7.8%
Dover Corp.	19,347	2,939,583
IDEX Corp.	15,067	3,480,929
ITT, Inc.	49,910	4,307,233
Lincoln Electric Holdings, Inc. (B)	25,666	4,340,121
Middleby Corp. (A) (B)	31,009	4,546,229
Snap-on, Inc.	19,891	4,910,889
Timken Co.	37,687	3,079,782

		27,604,766

Media - 1.9%
Liberty Broadband Corp., Class C (A)	43,953	3,590,960
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	109,802	3,073,358

		6,664,318

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	39,802	1,628,300

Multi-Utilities - 3.7%
CMS Energy Corp.	94,699	5,812,625
Sempra Energy	8,557	1,293,476
WEC Energy Group, Inc.	62,700	5,943,333

		13,049,434

Office REITs - 0.7%
Boston Properties, Inc.	29,490	1,595,999
JBG SMITH Properties	53,371	803,767

		2,399,766

Oil, Gas & Consumable Fuels - 2.5%
Coterra Energy, Inc.	109,284	2,681,829
Diamondback Energy, Inc.	15,258	2,062,424
Williams Cos., Inc.	141,407	4,222,413

		8,966,666

Passenger Airlines - 0.4%
Southwest Airlines Co.	47,194	1,535,693

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (A)	22,998	$ 3,365,297

Real Estate Management & Development - 0.8%
CBRE Group, Inc., Class A (A)	40,330	2,936,427

Residential REITs - 2.9%
American Homes 4 Rent, Class A	89,170	2,804,396
AvalonBay Communities, Inc.	15,633	2,627,282
Essex Property Trust, Inc.	6,958	1,455,196
Mid-America Apartment Communities, Inc.	12,087	1,825,620
Sun Communities, Inc.	11,114	1,565,740

		10,278,234

Retail REITs - 2.2%
Brixmor Property Group, Inc.	99,434	2,139,820
Federal Realty Investment Trust	15,917	1,573,077
Kimco Realty Corp.	129,550	2,530,112
Regency Centers Corp.	27,294	1,669,847

		7,912,856

Software - 0.2%
Gen Digital, Inc.	30,584	524,822

Specialized REITs - 1.9%
Rayonier, Inc.	100,829	3,353,573
Weyerhaeuser Co.	107,922	3,251,690

		6,605,263

Specialty Retail - 2.6%
AutoZone, Inc. (A)	1,938	4,763,894
Bath & Body Works, Inc.	62,948	2,302,638
Best Buy Co., Inc.	24,825	1,943,053

		9,009,585

Textiles, Apparel & Luxury Goods - 2.9%
Carter’s, Inc.	39,219	2,820,630
Ralph Lauren Corp.	29,679	3,462,649
Tapestry, Inc.	89,681	3,866,148

		10,149,427

Total Common Stocks (Cost $316,556,860)		342,133,173

	Principal	Value
REPURCHASE AGREEMENT - 2.9%
Fixed Income Clearing Corp., 2.10% (C), dated 03/31/2023, to be repurchased at $10,298,113 on 04/03/2023. Collateralized by a U.S. Government Obligation, 2.50%, due 01/31/2025, and with a value of $10,502,318.	$ 10,296,311	10,296,311

Total Repurchase Agreement (Cost $10,296,311)		10,296,311

Total Investments (Cost $326,853,171)		352,429,484
Net Other Assets (Liabilities) - 0.1%		425,889

Net Assets - 100.0%		$ 352,855,373

Transamerica Series Trust	Page 2

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$342,133,173	$—	$—	$342,133,173
Repurchase Agreement	—	10,296,311	—	10,296,311

Total Investments	$342,133,173	$10,296,311	$—	$352,429,484

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,418,172, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,469,803. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at March 31, 2023.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 3

Transamerica JPMorgan Mid Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 4